Share Capital (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 16, 2020	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Stock Issued During Period, Shares, New Issues (in shares)				6,900,000
Proceeds from Stock Options Exercised		$ 2.7	$ 6.2	$ 1.5
The 2020 Base Shelf Prospectus [Member]
Shelf Prospectus Period (Month)	25 months
Shelf Prospectus, Maximum Amount	$ 1,000.0
Stock Issued During Period, Shares, New Issues (in shares)	0